Loan Payable (Details Narrative) - USD ($)	Nov. 30, 2015	May. 31, 2015
Loan Payable Details Narrative
Loan Payable recieved	$ 250,000	$ 75,000
Loan	126,152
Accrued interest	$ 5,252